PREPAYMENT AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENT AND OTHER CURRENT ASSETS, NET [Abstract]
Prepayment and Other Current Assets, Net
Prepayment and other current assets, net consisted of the following:

	December 31, 2021	December 31, 2020
Receivable from third parties (1)	$348,773	$805,382
Advance to suppliers	3,686,708	814,322
Deductible input value added tax	1,196,186	903,715
Refund for goods and services tax (“GST”) (2)	2,488,528	-
Others	269,412	178,187
Total	7,989,607	2,701,606
Less: provision for receivable from third parties (3)	-	(613,850)
Prepayment and other current assets, net	$7,989,607	$2,087,756

(1)
In 2021, the Company entered into an agreement with Fujian Xinlongma Automobile Co., Ltd.(“Xinlongma”) pursuant to which the Company agreed to provide spare-parts to Xinlongma and Xinlongma would develop electric vehicles. The Company intends to use the receivable in the amount of $301,486 to settle amounts payable to Xinlongma for the Company’s purchase of electric vehicles in the future.

In December 2020, Hangzhou Ronda signed an agreement with Wuhu Baoqi Automobile Co., Ltd. (“Wuhu Baoqi”) to net out receivables owed to Hangzhou Ronda with payable balances owed to Wuhu Baoqi at a net receivable of $612,278 (RMB3,995,117) as of December 31, 2020. As Wuhu Baoqi has had financial difficulties since 2018 and went into bankruptcy in late 2020, the Company recorded a full provision for this net receivable in 2018. The receivable was written off in year 2021.

The Company recognized a receivable of $47,077 (RMB300,000) from Hangzhou Magic Shadow Venture Capital Partnership (“Hangzhou Magic”). Hangzhou Magic was deregistered in 2021 and, as a result, the receivable was written off during the fiscal year ended December 31, 2021.

(2)	GST is a value-added tax levied on goods and services sold for consumption in Australia. The balance as of December 31, 2021 is excess GST, which is refundable in the future.

(3)
The Company recorded provision for receivable from third parties and advance to suppliers of $157,445, nil and $268,458 for the years ended December 31, 2021, 2020 and 2019 respectively.  The Company has written off all provision for receivables from third parties and advances to suppliers during the year ended December 31, 2021.